Retirement benefit and other post-retirement obligations	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Retirement benefit and other post-retirement obligations
25. Retirement benefit and other post-retirement obligations
Background
The Group operates a number of defined benefit and defined contribution retirement plans throughout the world.
The largest plan is the Pearson Pension Plan (UK Group plan) in the UK, which is sectionalised to provide both defined benefit and defined contribution pension benefits. The defined benefit section was largely closed to new members from 1 November 2006. The defined contribution section, opened in 2003, is open to new and existing employees. Finally, there is a separate section within the UK Group plan set up for auto-enrolment.
The defined benefit section of the UK Group plan is a final salary pension plan which provides benefits to members in the form of a guaranteed level of pension payable for life. The level of benefits depends on the length of service and final pensionable pay.
The defined contribution section of the UK Group plan operates a Reference Scheme Test (RST) pension underpin for its members. Where a member’s fund value is insufficient to purchase the RST pension upon retirement, the UK Group plan is liable for the shortfall to cover the member’s RST pension. In addition, in recent years, the scheme rules were amended to enable members who have sufficient funds to purchase an RST pension the ability to convert their fund value into a pension in the UK Group plan as an alternative to purchasing an annuity with an insurer. The Group recognises any assets and liabilities relating to these features of the defined contribution section as part of the overall UK Group plan obligation. From 1 January 2021, the Group also recognised the assets and liabilities for all members of the defined contribution section of the UK Group plan, accounting for the whole defined contribution section as a defined benefit scheme under IAS 19 ‘Employee Benefits’ as there is a risk the underpin will require the Group to pay further contributions to the scheme.
The UK Group plan is funded with benefit payments from trustee-administered funds. The UK Group plan is administered in accordance with the Trust Deed and Rules in the interests of its beneficiaries by Pearson Pension Trustee Limited.
At 31 December 2022, the UK Group plan had approximately 26,500 members, analysed in the following table:

All figures in %	Active	Deferred	Pensioners	Total

Defined benefit	–	16	33	49

Defined contribution	12	39	–	51

Total	12	55	33	100
The other major defined benefit plans are based in the US. These are also final salary pension plans which provide benefits to members in the form of a guaranteed pension payable for life, with the level of benefits dependent on length of service and final pensionable pay. The majority of the US plans are fully funded.
The Group also has several post-retirement medical benefit plans (PRMBs), principally in the US. PRMBs are unfunded but are accounted for and valued similarly to defined benefit pension plans.
The defined benefit schemes expose the Group to actuarial risks, such as life expectancy, inflation risks and investment risk including asset volatility and changes in bond yields. The Group is not exposed to any unusual, entity-specific or plan-specific risks.

Key judgements
Whether the Group will be eligible to receive the surplus associated with the UK Group Pension Plan in recognising a pension asset.
Key areas of estimation

The determination of the pension cost and defined benefit obligation of the Group’s defined benefit pension schemes depends on the selection of certain assumptions, which include the discount rate, inflation rate, salary growth and longevity.

Assumptions
The principal assumptions used for the UK Group plan and the US PRMB are shown below. Weighted average assumptions have been shown for the other plans, which primarily relate to US pension plans.

			2022			2021			2020

All figures in %	UK Group plan	Other plans	PRMB	UK Group plan	Other plans	PRMB	UK Group plan	Other plans	PRMB

Inflation	3.4	2.0	–	3.3	1.4	–	2.9	0.6	–

Rate used to discount plan liabilities	4.9	5.3	5.3	1.9	2.8	2.6	1.4	2.2	2.1

Expected rate of increase in salaries	3.9	2.9	–	3.8	2.7	–	3.4	2.2	–

Expected rate of increase for pensions in payment and deferred pensions	1.95 to 5.20	–	–	2.35 to 5.10	–	–	2.05 to 5.05	–	–

Initial rate of increase in healthcare rate	–	–	6.5	–	–	6.3	–	–	6.5

Ultimate rate of increase in healthcare rate	–	–	5.0	–	–	5.0	–	–	5.0
The UK discount rate is based on corporate bond yields adjusted to reflect the duration of liabilities.
The inflation rate for the UK Group plan of 3.4% (2021: 3.3%) reflects the RPI rate. In line with changes to legislation in 2010, certain benefits have been calculated with reference to CPI as the inflationary measure and in these instances a rate of 2.7% (2021: 2.6%) has been used. The CPI rate is determined as a weighted average deduction from the RPI rate, and allows for the expected change to the formula for calculating RPI to be in line with CPIH from 2030 onwards.
For the UK Group plan, the mortality base table assumptions are derived from the SAPS S3 for males and females, adjusted to reflect the observed experience of the plan, with CMI model improvement factors. A 1.5% long-term rate improvement on the CMI 2021 model is applied for both males and females, with a weighting to 2021 mortality experience in the CMI model of 10% to make an approximate allowance for the impact of the
COVID-19
pandemic. The analysis of experience, and standard tables, do not reflect the impact of the ongoing
COVID-19
pandemic, the ultimate impact of which remains uncertain.
For the US plans, a mortality table (Pri – 2012) and 2021 improvement scale (MP – 2021) with generational projection for male and female annuitants has been adopted.
Using the above tables, the remaining average life expectancy in years of a pensioner retiring at age 65 on the balance sheet date for the UK Group plan and US plans is as follows:

			UK			US

All figures in years	2022	2021	2020	2022	2021	2020

Male	22.5	22.6	24.0	20.6	20.5	20.4

Female	24.7	24.8	24.3	22.6	22.5	22.4
The remaining average life expectancy in years of a pensioner retiring at age 65, 20 years after the balance sheet date, for the UK and US Group plans is as follows:

		UK			US

All figures in years	2022	2021	2020	2022	2021	2020

Male	24.1	24.2	25.6	22.1	22.0	21.9

Female	26.4	26.5	26.1	24.0	23.9	23.8
Although the Group anticipates that plan surpluses will be utilised during the life of the plan to address member benefits, the Group recognises it’s pension surplus in full in respect of the UK Group plan on the basis that it is management’s judgement that there are no substantive restrictions on the return of residual plan assets in the event of a winding up of the plan after all member obligations have been met.
Financial statement information
The amounts recognised in the income statement are as follows:

						2022

All figures in £ millions	UK Group plan	Defined benefit other	Sub-total	Defined contribution	PRMB	Total

Current service cost	17	2	19	46	–	65

Past service cost	3	–	3	–	–	3

Administration expenses	7	–	7	–	–	7

Total operating expense	27	2	29	46	–	75

Interest on plan assets	(77)	(3)	(80)	–	–	(80)

Interest on plan liabilities	67	3	70	–	1	71

Net finance (income)/expense	(10)	–	(10)	–	1	(9)

Net income statement charge	17	2	19	46	1	66

						2021

All figures in £ millions	UK Group plan	Defined benefit other	Sub-total	Defined contribution	PRMB	Total

Current service cost	17	2	19	37	–	56

Past service cost	–	–	–	–	–	–

Administration expenses	6	–	6	–	–	6

Total operating expense	23	2	25	37	–	62

Interest on plan assets	(55)	(2)	(57)	–	–	(57)

Interest on plan liabilities	49	3	52	–	1	53

Net finance (income)/expense	(6)	1	(5)	–	1	(4)

Net income statement charge	17	3	20	37	1	58

						2020

All figures in £ millions	UK Group plan	Defined benefit other	Sub-total	Defined contribution	PRMB	Total

Current service cost	6	2	8	47	–	55

Past service cost	1	–	1	–	–	1

Curtailments	–	(1)	(1)	–	–	(1)

Administration expenses	5	–	5	–	–	5

Total operating expense	12	1	13	47	–	60

Interest on plan assets	(66)	(3)	(69)	–	–	(69)

Interest on plan liabilities	57	5	62	–	1	63

Net finance (income)/expense	(9)	2	(7)	–	1	(6)

Net income statement charge	3	3	6	47	1	54

The amounts recognised in the balance sheet are as follows:

				2022				2021

All figures in £ millions	UK Group plan	Other funded plans	Other unfunded plans	Total	UK Group plan	Other funded plans	Other unfunded plans	Total

Fair value of plan assets	3,088	104	–	3,192	4,125	120	–	4,245

Present value of defined benefit obligation	(2,514)	(106)	(17)	(2,637)	(3,588)	(123)	(20)	(3,731)

Net pension asset/(liability)	574	(2)	(17)	555	537	(3)	(20)	514

Other post-retirement medical benefit obligation				(25)				(34)

Other pension accruals				(10)				(9)

Net retirement benefit asset				520				471

Analysed as:

Retirement benefit assets				581				537

Retirement benefit obligations				(61)				(66)

The following gains/(losses) have been recognised in other comprehensive income:

All figures in £ millions	2022	2021	2020

Amounts recognised for defined benefit plans	44	145	(24)

Amounts recognised for post-retirement medical benefit plans	10	4	1

Total recognised in year	54	149	(23)

The fair value of plan assets comprises the following:

			2022			2021

All figures in %	UK Group plan	Other funded plans	Total	UK Group plan	Other funded plans	Total

Insurance	33	–	33	35	–	35

Equities	15	1	16	11	1	12

Fixed interest securities	7	2	9	7	2	9

Property	6	–	6	5	–	5

Pooled asset investment funds (including LDI)	22	–	22	30	–	30

Other	14	–	14	9	–	9

The plan assets do not include any of the Group’s own financial instruments, or any property occupied by the Group. The table below further disaggregates the plan assets into those assets which have a quoted market price in an active market and those that do not:

		2022		2021

All figures in %	Quoted market price	No quoted market price	Quoted market price	No quoted market price

Insurance	33	–	35	–

Equities	16	–	11	1

Fixed-interest securities	9	–	9	–

Property	–	6	–	5

Pooled asset investment funds (including LDI)	22	–	30	–

Other	1	13	–	9

Total	81	19	85	15
The liquidity profile of the UK Group plan assets is as follows:

All figures in %	2022	2021

Liquid – call <1 month	47	51

Less liquid – call 1–3 months	2	–

Illiquid – call >3 months	51	49
Changes in the values of plan assets and liabilities of the retirement benefit plans are as follows:

			2022			2021

All figures in £ millions	UK Group plan	Other plans	Total	UK Group plan	Other plans	Total

Fair value of plan assets

Opening fair value of plan assets	4,125	120	4,245	3,588	119	3,707

Recognition of Money Purchase assets	–	–	–	513	–	513

Exchange differences	–	12	12	–	2	2

Interest on plan assets	77	3	80	55	2	57

Return on plan assets excluding interest	(1,000)	(18)	(1,018)	71	6	77

Contributions by employer	15	2	17	14	1	15

Benefits paid	(136)	(15)	(151)	(123)	(10)	(133)

Contributions by employees	7	–	7	7	–	7

Closing fair value of plan assets	3,088	104	3,192	4,125	120	4,245

Present value of defined benefit obligation

Opening defined benefit obligation	(3,588)	(143)	(3,731)	(3,178)	(156)	(3,334)

Recognition of Money Purchase liabilities	–	–	–	(513)	–	(513)

Exchange differences	–	(14)	(14)	–	(1)	(1)

Disposals	–	1	1	–	–	–

Current service cost	(17)	(2)	(19)	(17)	(2)	(19)

Past service cost	(3)	–	(3)	–	–	–

Administration expenses	(7)	–	(7)	(6)	–	(6)

Interest on plan liabilities	(67)	(3)	(70)	(49)	(3)	(52)

Actuarial (losses)/gains – experience	(25)	(2)	(27)	(100)	3	(97)

Actuarial gains/(losses) – demographic	14	–	14	(1)	–	(1)

Actuarial gains – financial	1,050	25	1,075	160	6	166

Contributions by employees	(7)	–	(7)	(7)	–	(7)

Benefits paid	136	15	151	123	10	133

Closing defined benefit obligation	(2,514)	(123)	(2,637)	(3,588)	(143)	(3,731)
From 1 January 2021, the Group has recognised the assets and liabilities for all members of the defined contribution section of the UK Group plan, accounting for the whole defined contribution section as a defined benefit scheme under IAS 19 ‘Employee Benefits’. The net impact on the balance sheet was £nil, however, the gross amounts of £513m can be seen in the table above. Subsequent movements to those assets and liabilities are included in the relevant lines in the table above.
The weighted average duration of the defined benefit obligation is 13 years for the UK and six years for the US.

Changes in the value of the US PRMB are as follows:

All figures in £ millions	2022	2021

Opening defined benefit obligation	(34)	(39)

Exchange differences	(3)	(1)

Interest on plan liabilities	(1)	(1)

Actuarial gains – experience	5	2

Actuarial gains – financial	5	2

Benefits paid	3	3

Closing defined benefit obligation	(25)	(34)
Funding
The UK Group plan is self-administered with the plan’s assets being held independently of the Group in trust. The trustee of the UK Group plan is required to act in the best interest of the plan’s beneficiaries. The most recent triennial actuarial valuation for funding purposes was completed as at 1 January 2021 and this valuation revealed a technical provision funding surplus of £160m. The UK Group plan expects to be able to provide benefits (in accordance with the plan rules) with a very low level of reliance on future funding from the Group.
Assets of the UK Group plan are divided into two main elements: liability matching assets and return seeking assets. The UK Group plan’s investment strategy allocates approximately 95% to matching assets and 5% to return-seeking assets.
Liability matching assets are assets that produce cash flows that can be expected to match the cash flows for a proportion of the membership, and include a liability-driven investment mandate (LDI) for which a Qualifying Investor Alternative Investment Fund (QIAIF) was established, managed by a subsidiary of Legal & General Investment Management. The QIAIF invests in UK bonds, interest rate/inflation swaps and other derivative instruments in order to reduce interest rate and inflation risks using accurate cash flow matching and risk control. Other liability matching assets include pensioner buy-in
insurance policies, bonds and inflation-linked property and infrastructure.
Following the purchase of
buy-in
policies with Legal & General and Aviva in 2017 and 2019, 95% of the UK Group plan’s pensioner liabilities were matched with buy-in
policies. These transfer significant longevity risk to Aviva and Legal & General, reducing the pension risks being underwritten by the Group and providing additional security for members.
Return-seeking assets are assets invested with a longer-term horizon to generate the returns needed to provide the remaining expected cash flows for the beneficiaries, and include diversified growth funds, property and alternative asset classes.
Recent economic and geopolitical uncertainty has increased volatility in the valuation of certain assets, in particular the LDI and insurance contracts. However, these movements are offset by equivalent movements in the defined benefit obligation. The UK Group plan divides its assets between a number of investment managers and across different types of assets, as such there is no significant concentration of risk.
Regular employer contributions to the UK Group plan in respect of the defined benefit sections are estimated to be £nil for 2023.
Sensitivities

The effect of a one percentage point increase and decrease in the discount rate on the defined benefit obligation and the total pension expense is as follows:

		2022

All figures in £ millions	1% increase	1% decrease

Effect:

(Decrease)/increase in defined benefit obligation – UK Group plan	(209)	261

(Decrease)/increase in defined benefit obligation – US plan	(7)	7

The effect of members living one year more or one year less on the defined benefit obligation is as follows:

		2022

All figures in £ millions	One year increase	One year decrease

Effect:

Increase/(decrease) in defined benefit obligation – UK Group plan	59	(59)

Increase/(decrease) in defined benefit obligation – US plan	3	(2)
The effect of a half percentage point increase and decrease in the inflation rate is as follows:

		2022

All figures in £ millions	0.5% increase	0.5% decrease

Effect:

Increase/(decrease) in defined benefit obligation – UK Group plan	59	(57)

Increase/(decrease) in defined benefit obligation – US plan	–	–
The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant, although in practice this is unlikely to occur and changes in some assumptions may be correlated. When calculating these sensitivities, the same method has been applied to calculate the defined benefit obligation as has been applied when calculating the liability recognised in the balance sheet. This methodology is the same as prior periods.